Borrowings - Schedule of Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of detailed information about borrowings [line items]
Standby fees	$ 1.2	$ 1.8	$ 0.9
Acceleration of unamortized costs on debt extinguishment	0.0	0.0	9.5
Foreign exchange losses on Term Loan net of hedges	2.1	12.1	2.8
Fair value remeasurement on the put option liability (note 21)	1.6	10.9	0.0
Fair value remeasurement on the contingent consideration (note 21)	2.8	(2.9)	0.0
Interest income	(1.3)	(0.9)	(0.4)
Other costs	1.0	1.0	0.3
Net interest, finance and other costs	48.8	54.1	41.8
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Interest expense	0.9	0.5	0.4
Japan Facility
Disclosure of detailed information about borrowings [line items]
Interest expense	0.1	0.1	0.0
Revolving Facility
Disclosure of detailed information about borrowings [line items]
Interest expense	2.8	1.1	1.8
Term Loan
Disclosure of detailed information about borrowings [line items]
Interest expense	19.9	18.8	17.4
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 17.7	$ 11.6	$ 9.1